Income Tax (Details 3) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross deferred tax assets	$ 1,108	$ 1,010
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	1,108	1,010	$ 828	$ 596
Deferred tax assets nonadmitted	(656)
Admitted deferred tax assets	452	1,010
Deferred tax liabilities	(197)	(340)
Net admitted deferred tax assets	255	670
Change [Member]
Gross deferred tax assets	98
Adjusted gross deferred tax assets	98	182	$ 232
Deferred tax assets nonadmitted	(656)
Admitted deferred tax assets	(558)
Deferred tax liabilities	143
Net admitted deferred tax assets	(415)
Ordinary [Member]
Gross deferred tax assets	1,108	1,010
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	1,108	1,010
Deferred tax assets nonadmitted	(656)
Admitted deferred tax assets	452	1,010
Net admitted deferred tax assets	452	1,010
Ordinary [Member] | Change [Member]
Gross deferred tax assets	98
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	98
Deferred tax assets nonadmitted	(656)
Admitted deferred tax assets	(558)
Deferred tax liabilities
Net admitted deferred tax assets	(558)
Capital [Member]
Gross deferred tax assets
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets
Deferred tax assets nonadmitted
Admitted deferred tax assets
Deferred tax liabilities	(197)	(340)
Net admitted deferred tax assets	(197)	$ (340)
Capital [Member] | Change [Member]
Gross deferred tax assets
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets
Deferred tax assets nonadmitted
Admitted deferred tax assets
Deferred tax liabilities	143
Net admitted deferred tax assets	$ 143